Fair Value Measurements (Details) - Schedule of Warrant Valuation Terms - ALVARIUM TIEDEMANN HOLDINGS, INC [Member] - $ / shares		12 Months Ended
	May 25, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Risk-free interest rate		4.70%	1.30%
Expected term remaining (years)		5 months 15 days	5 years 5 months 26 days
Expected volatility		22.50%	17.50%
Trading stock price		$ 10.91	$ 9.88
Working Capital Note [Member]
Fair Value Disclosures [Line Items]
Risk-free interest rate	2.72%	4.70%
Expected term remaining (years)	5 years 3 months 25 days	5 months 15 days
Expected volatility	10.90%	22.50%
Trading stock price	$ 9.77	$ 10.91